Derivative financial liabilities - Convertible Senior Secured Notes (Details) £ in Thousands	6 Months Ended
Jun. 30, 2024 GBP (£)
Financial liabilities
Beginning balance	£ 133,864
Ending balance	136,887
Convertible senior secured notes | Financial liabilities at fair value through profit and loss category
Financial liabilities
Beginning balance	109,291
Fair value movements	(5,914)
In-kind interest paid	8,483
Exchange differences on translation	910
Ending balance	£ 112,770